General (Narratives) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Venezuela and Argentina [Member]	Jan. 19, 2011 Nera Telecommunications Ltd. [Member]	Jan. 19, 2011 Nera Networks [Member]	Dec. 31, 2011 Nera Networks [Member]	Dec. 31, 2013 Credit Agreement [Member]	Mar. 31, 2013 Credit Agreement [Member]	Apr. 01, 2015 Credit Agreement [Member] Subsequent Event [Member]	Jan. 01, 2015 Credit Agreement [Member] Subsequent Event [Member]	Dec. 31, 2014 Credit Agreement [Member] Subsequent Event [Member]
General [Line Items]
Escrow deposit						$ 10,000
Period of time that money is in escrow						18 months
Consideration for all shares						51,175
Long-term debt	18,536					35,000
Non-compete agreement					3 years
Trademark purchase agreement term					2 years
Acquisitions costs							4,919
Restructuring costs	9,345	4,608	7,834				7,834
Restructuring reserve	206
Maximum borrowing capacity under the credit agreement	73,500							73,500	113,700
Line of credit outstanding amount	57,226							57,226
Total proceeds from public offering	34,959
Maximum bank guarantees	40,200
Expiration Date	Mar. 14, 2016
Operating income (loss)	(26,921)	(18,643)	(49,371)
Net cash provided by operating activities	(29,512)	7,209	(20,125)
Foreign currency translation loss	9,453	3,180	3,434	6,673
Line of credit reduction										$ 5,000	$ 5,000	$ 5,000